Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net (loss) income	$ (1,849)	$ 996	$ 3,499
Share of equity accounted losses (earnings), net of distributions	306	(563)	(848)
Fair value losses (gains), net	673	(20)	(2,521)
Deferred income tax (benefit) expense	(554)	118	356
Depreciation and amortization	440	287	308
Working capital and other	314	(871)	(188)
Cash flows from (used in) operating activities	(670)	(53)	606
Financing activities
Debt obligations, issuance	18,896	9,048	16,010
Debt obligations, repayments	(20,200)	(10,704)	(15,704)
Capital securities, issued	277	57	932
Capital securities, redeemed	(16)	(3)	(301)
Non-controlling interests, issued	6,535	2,605	4,624
Non-controlling interests, purchased	(51)	(2,455)	(263)
Settlement of deferred consideration	(458)	(5)	0
Repayment of lease liabilities	(52)	(26)	(23)
Limited partnership units, issued	603	0	0
Issuances to redeemable/exchangeable and special limited partnership unitholders	1,077	0	1,252
Cash flows from (used in) financing activities	1,943	(6,458)	(666)
Acquisitions
Investment properties	(4,807)	(1,395)	(2,107)
Property, plant and equipment	(529)	(207)	(156)
Equity accounted investments	(496)	(91)	(688)
Financial assets and other	(1,877)	(889)	(1,290)
Cash acquired in business combinations	940	70	35
Dispositions
Investment properties	1,358	1,861	2,431
Property, plant and equipment	228	58	373
Equity accounted investments	1,088	972	796
Financial assets and other	938	1,702	1,267
Disposition of subsidiaries	0	5,689	(203)
Cash impact of deconsolidation and reclassification to assets held for sale	197	(73)	0
Restricted cash and deposits	(21)	114	(276)
Cash flows from (used in) investing activities	(2,981)	7,811	182
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(1,708)	1,300	122
Effect of exchange rate fluctuations on cash and cash equivalents held in foreign currencies	30	(59)	(19)
Balance, beginning of year	4,020	2,576	2,473
Balance, end of year	2,341	4,020	2,576
Cash paid for:
Income taxes, net of refunds received	180	114	67
Interest (excluding dividends on capital securities)	4,755	2,450	2,312
Disposal groups classified as held for sale
Cash and cash equivalents
Net change in cash and cash equivalents during the year	(1)	203	0
Exchange LP Units, repurchased
Financing activities
Repurchased units	0	0	(18)
Limited partners
Operating activities
Net (loss) income	(442)	(47)	530
Financing activities
Repurchased units	0	0	(2,660)
Distributions	(440)	(419)	(358)
Class A shares of Brookfield Properties Retail Holding LLC
Financing activities
Repurchased units	0	0	(370)
Distributions	0	0	(13)
FV LTIP units of the Operating Partnership
Financing activities
Repurchased units	(15)	(5)	0
Distributions	(2)	(2)	(2)
Interests of others in operating subsidiaries and properties
Financing activities
Distributions	(3,378)	(3,757)	(3,223)
Preferred distributions
Financing activities
Distributions	(44)	(44)	(44)
Redeemable/ exchangeable and special limited partnership units
Financing activities
Distributions	(789)	(748)	(504)
Limited partnership units of Brookfield Office Properties Exchange LP
Financing activities
Distributions	$ 0	$ 0	$ (1)